Business Combinations - Summary of Stockbased Compensation Expense Recognized in Conjunction with the Sinclair Interplanetary Acquisition (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Allocated share based compensation	$ 9,642	$ 11,958	$ 1,090	$ 32,557	$ 4,218
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Allocated share based compensation				3,032	934
Stock Issued In Conjunction With The Acquisition | Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Allocated share based compensation				1,402	934
Earnout Share Achievement | Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Allocated share based compensation				$ 1,630	$ 0